Net fees and commissions income - Details of fees and commissions income recognized (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)
Fee and commission income [abstract]
Fees and commission received for brokerage	₩ 146,216		₩ 185,545	₩ 182,794
Credit-related fee and commission income	182,151		189,856	197,125
Fees and commission received for electronic finance	125,760		130,712	131,941
Fees and commission received on foreign exchange handling	55,993		56,812	56,210
Fees and commission received on foreign exchange	99,071		96,713	73,894
Fees and commission received for guarantee	88,580		85,340	76,428
Fees and commission received on credit card	640,918		594,897	573,048
Fees and commissions received on securities business	58,553		111,211	100,991
Fees and commission from trust management	266,197		266,447	216,203
Fees and commission received on credit information	10,768		10,190	10,220
Fees and commission received related to lease	698,463		572,563	374,900
Other fees	193,144		199,414	177,951
Total	₩ 2,565,814	$ 1,987,462	₩ 2,499,700	₩ 2,171,705